- Narrative (Detail)										12 Months Ended
	Mar. 01, 2017 USD ($) Tranche	Feb. 08, 2017 USD ($)	Feb. 07, 2017 CAD	Jan. 01, 2017 USD ($)	Dec. 30, 2016 USD ($)	Oct. 01, 2015 USD ($)	Jul. 15, 2015 USD ($)	May 12, 2015 USD ($)	Apr. 30, 2015 USD ($) Tranche	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Jan. 17, 2017 CAD	Dec. 31, 2016 USD ($)	Oct. 25, 2016 USD ($)	Jan. 08, 2016 CAD Tranche	Jan. 08, 2016 USD ($) Tranche	Jan. 04, 2016 USD ($) bank
Debt Instrument [Line Items]
Repayment of debt | CAD										CAD 68,423,000	CAD 196,149,000
Interest on long term debt | CAD										25,520,000	25,161,000
Interest expense during the year on long-term liabilities | CAD										87,143,000	CAD 72,213,000
Short-term debt, refinanced amount | CAD										1,861,788,000
Senior Unsecured Thirty Year Note via Private Placement
Debt Instrument [Line Items]
Proceeds from issuance of senior long-term debt							$ 70,000,000		$ 90,000,000
Bonds
Debt Instrument [Line Items]
Par value														$ 500,000,000
Bonds | LPSCo Water Bonds
Debt Instrument [Line Items]
Repayment of debt						$ 9,800,000
Senior Debt | Senior Unsecured Thirty Year Note via Private Placement
Debt Instrument [Line Items]
Debt instrument, term									30 years
Par value									$ 160,000,000
Debt instrument, interest rate									4.13%
Debt instrument, number of tranches | Tranche									2
Senior Debt | Shady Oaks Wind Facility, Loan Facility
Debt Instrument [Line Items]
Repayment of debt								$ 76,000,000
Letter of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity										CAD 50,000			$ 30,000
Debt instrument, term										1 year
Revolving Credit Facility | Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon										0.00%			0.00%
Revolving Credit Facility | Senior Unsecured Notes | APUC Senior Unsecured Revolving Facility Maturing November 2017
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity													$ 65,000
Revolving Credit Facility | Senior Unsecured Notes | Liberty Utilities Senior Unsecured Revolving Facility Maturing September 2018
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity													$ 200,000,000
Revolving Credit Facility | Senior Unsecured Notes | Algonquin Power Senior Unsecured Revolving Facility Maturing July 2019
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity | CAD										CAD 350,000,000
Line of Credit
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																	$ 235,000
Line of credit facility, number of banks | bank																	2
Line of Credit | Acquisition Facility
Debt Instrument [Line Items]
Proceed from long-term lines of credit					$ 1,336,440,000
Debt instrument, cash held by paying agent					1,495,774,000
Line of Credit | Bridge Loan | Acquisition Facility
Debt Instrument [Line Items]
Proceed from long-term lines of credit					1,336,440,000
Line of Credit | Bridge Loan | Debt Bridge Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					1,065,000,000
Line of Credit | Bridge Loan | Equity Bridge Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity					$ 271,440,000
Subsequent Event | Senior Unsecured Notes
Debt Instrument [Line Items]
Par value	$ 750,000,000
Debt instrument, number of tranches | Tranche	6
Weighted average coupon	4.00%
Subsequent Event | Senior Unsecured Notes | Senior Unsecured Debenture Due February 2027
Debt Instrument [Line Items]
Par value | CAD												CAD 300,000,000
Debt instrument, interest rate												4.09%
Debt instrument, sales price ratio												0.99864
Subsequent Event | Senior Unsecured Notes | Bella Vista Water Loans
Debt Instrument [Line Items]
Repayment of debt		$ 707,000
Subsequent Event | Line of Credit | Acquisition Facility
Debt Instrument [Line Items]
Repayment of debt | CAD			CAD 567,650,000
Subsequent Event | Line of Credit | Bridge Loan | Acquisition Facility
Debt Instrument [Line Items]
Proceed from long-term lines of credit				$ 1,336,440,000
Park Water Company
Debt Instrument [Line Items]
Business combination, long-term debt assumed | CAD															CAD 146,727,000
Park Water Company | Bonds | First Mortgage Bonds
Debt Instrument [Line Items]
Business combination, long-term debt assumed																$ 65,000,000
Debt instrument, number of tranches | Tranche															6	6
Park Water Company | Revolving Credit Facility
Debt Instrument [Line Items]
Business combination, long-term debt assumed																$ 4,250,000
Park Water Company | Line of Credit | Non-Revolving Term Credit Facility
Debt Instrument [Line Items]
Business combination, long-term debt assumed																$ 22,500,000
Minimum | Subsequent Event | Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, term	3 years
Minimum | Park Water Company | Bonds | First Mortgage Bonds
Debt Instrument [Line Items]
Debt instrument, interest rate															4.53%	4.53%
Maximum | Subsequent Event | Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, term	30 years
Maximum | Park Water Company | Bonds | First Mortgage Bonds
Debt Instrument [Line Items]
Debt instrument, interest rate															8.82%	8.82%
Weighted Average | Subsequent Event | Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument, term	15 years